Income and Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Income and Expenses
5.
Income and Expenses

Revenues from Contracts with Customers

Disaggregation of Revenue

We derived our revenue from the transfer of goods and services over time and at a point in time in the following major product lines. This is consistent with the revenue information that is disclosed for each reportable segment under IFRS 8, Operating Segments. See Note 4 – Operating Segment Information.

Set out is the disaggregation of PLDT Group’s revenues from contracts with customers for the years ended
December 31, 2025, 2024 and 2023:

Revenue Streams	Wireless	Fixed Line	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2025
Type of goods or services
Service revenue	97,568	130,355	(15,737)	212,186
Non-service revenue	5,748	455	(1)	6,202
Total revenues from contracts with customers	103,316	130,810	(15,738)	218,388

Timing of revenue recognition
Transferred over time	97,568	130,355	(15,737)	212,186
Transferred at a point time	5,748	455	(1)	6,202
Total revenues from contracts with customers	103,316	130,810	(15,738)	218,388

December 31, 2024
Type of goods or services
Service revenue	97,779	125,994	(15,391)	208,382
Non-service revenue	7,955	496	—	8,451
Total revenues from contracts with customers	105,734	126,490	(15,391)	216,833

Timing of revenue recognition
Transferred over time	97,779	125,994	(15,391)	208,382
Transferred at a point time	7,955	496	—	8,451
Total revenues from contracts with customers	105,734	126,490	(15,391)	216,833

December 31, 2023
Type of good or service
Service revenue	95,677	120,336	(14,181)	201,832
Non-service revenue	8,724	398	(1)	9,121
Total revenues from contracts with customers	104,401	120,734	(14,182)	210,953

Timing of revenue recognition
Transferred over time	95,677	120,336	(14,181)	201,832
Transferred at a point time	8,724	398	(1)	9,121
Total revenues from contracts with customers	104,401	120,734	(14,182)	210,953

Remaining performance obligations are associated with our wireless and fixed line subscription contracts. As at
December 31, 2025, excluding the performance obligations for contracts with original expected duration of less than one year, the aggregate amount of the transaction price allocated to remaining performance obligations was Php44,702 million, of which we expect to recognize approximately 52% in 2026 and 48% in 2027 and onwards. As at December 31, 2024, excluding the performance obligations for contracts with original expected duration of less than one year, the aggregate amount of the transaction price allocated to remaining performance obligations was Php45,868 million, of which we expect to recognize approximately 51% in 2025 and 49% in 2026 and onwards.

Contract Balances

Contract balances as at December 31, 2025 and 2024 consists of the following:

	2025	2024
	(in million pesos)
Trade and other receivables (Note 16)	50,264	48,808
Contract assets	1,529	1,953
Contract liabilities and unearned revenues (Notes 21 and 23)	14,329	16,067

Set out below is the movement in the allowance for expected credit losses of contracts assets as at December 31, 2025 and 2024.

	2025	2024
	(in million pesos)
Balances at beginning of the year	67	42
Reversals and reclassification	(25)	25
Balances at end of the year	42	67

Changes in the contract liabilities and unearned revenues accounts for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	16,067	18,895
Deferred during the year	110,987	123,975
Recognized as revenue during the year	(112,725)	(126,803)
Balances at end of the year	14,329	16,067

The contract liabilities and unearned revenues accounts as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Unearned revenues from prepaid contracts	5,556	6,543
Leased facilities	4,444	4,630
Advance monthly service fees	2,198	2,098
Short-term advances for installation services	2,098	2,773
Long-term advances from equipment	33	23
Total contract liabilities and unearned revenues	14,329	16,067

Contract liabilities:
Noncurrent (Note 21)	194	256
Current (Note 23)	312	17

Unearned revenues:
Noncurrent (Note 21)	4,690	5,369
Current (Note 23)	9,133	10,425

General Operating Costs

General operating costs for the years ended December 31, 2025, 2024 and 2023 consist of the following:

	2025	2024	2023
	(in million pesos)
Repairs and maintenance	30,849	30,653	30,186
Compensation and employee benefits	22,767	24,479	24,644
Professional and other contracted services	7,521	7,878	9,077
Taxes and licenses	5,328	5,156	5,215
Selling and promotions (Note 18)	4,914	5,427	8,037
Rent	1,413	1,398	1,372
Insurance and security services	1,402	1,408	1,344
Communication, training and travel	1,134	1,165	1,229
Other expenses	461	504	551
Total general operating costs	75,789	78,068	81,655

Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2025, 2024 and 2023 consist of the following:

	2025	2024	2023
	(in million pesos)
Salaries and other employee benefits	19,945	20,214	20,358
Pension benefit costs (Note 25)	1,434	1,441	1,426
Manpower Rightsizing Program (MRP)	1,388	1,688	2,021
Incentive plan (Note 25)	—	1,136	839
Total compensation and employee benefits	22,767	24,479	24,644

Over the past several years, we have been implementing the MRP in line with our continuing efforts to realize manpower and cost efficiencies as a result of technological and organizational changes process improvements, and shifting market conditions that reshape the future of our businesses. The MRP is being implemented in compliance with the Labor Code of the Philippines and all other relevant labor laws and regulations in the Philippines.

Cost of Devices, Accessories and Contract-Specific Services

Cost of devices, accessories and contract-specific services for the years ended December 31, 2025, 2024 and 2023 consist of the following:

	2025	2024	2023
	(in million pesos)
Cost of devices and accessories	7,447	10,046	10,948
Cost of contract-specific services	5,337	3,965	4,144
Total cost of devices, accessories and contract-specific services	12,784	14,011	15,092

Asset Impairment

Asset impairment for the years ended December 31, 2025, 2024 and 2023 consist of the following:

	2025	2024	2023
	(in million pesos)
Trade and other receivables (Note 16)	3,838	3,875	4,119
Contract assets	101	181	224
Inventories and supplies (Note 17)	23	196	89
Prepayments	8	2	—
Property and equipment	—	67	—
Total asset impairment	3,970	4,321	4,432

Interconnection Costs

Interconnection costs include wholesale international voice cost amounting to Php14,887 million, Php12,535 million and Php9,258 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Other Expenses – Net

Other expenses – net for the years ended December 31, 2025, 2024 and 2023 consist of the following:

	2025		2024	2023
	(in million pesos)
Gains on sale and leaseback of telecom towers – gross of expenses (Note 9)	887		1,442	7,777
Interest income	719		916	1,016
Gains on fair value of investment properties	352		23	259
Gains on disposal of property and equipment	79		85	468
Gains (losses) on derivative financial instruments – net (Note 27)	(41)		1,641	(743)
Equity share in net losses of associates and joint ventures (Note 11)	(428)		(990)	(2,806)
Foreign exchange gains (losses) – net (Note 27)	(550)		(36)	1,149
Financing costs – net	(18,168)		(15,500)	(13,755)
Others – net	4,492	(1)	2,476	651
Total other expenses – net	(12,658)		(9,943)	(5,984)

(1) Includes reversal of excess LTIP accrual and income from prescription of liability arising from Subscriber Investment Plan (SIP).

Interest Income

Interest income for the years ended December 31, 2025, 2024 and 2023 consist of the following:

	2025	2024	2023
	(in million pesos)
Interest income arising from revenue contracts with customers	480	574	467
Interest income on cash and cash equivalents (Note 15)	176	267	469
Interest income on financial instruments at amortized cost	46	47	54
Interest income on financial instruments at FVPL	—	8	12
Interest income – others	17	20	14
Total interest income	719	916	1,016

Financing Costs – Net

Financing costs – net for the years ended December 31, 2025, 2024 and 2023 consist of the following:

	2025	2024	2023
	(in million pesos)
Interest on loans and other related items	15,921	13,620	12,159
Accretion on lease liabilities (Note 10)	4,579	3,935	3,266
Accretion on financial liabilities	372	455	409
Financing charges	20	79	90
Capitalized interest (Note 9)	(2,724)	(2,589)	(2,169)
Total financing costs – net	18,168	15,500	13,755